Net Income (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Basic EPS
Numerator:
Net income (loss) attributable to AppLovin	$(89,688)	$178	$(106,415)	$4,080
Less:
Income attributable to convertible preferred stock	—	—	—	(499)
Income attributable to options exercised via promissory notes	—	(1)	—	(49)
Income attributable to unvested early exercised options	—	—	—	(13)
Income attributable to unvested RSA’s	—	—	—	(7)

Net income (loss) attributable to common stock—Basic	$(89,688)	$177	$(106,415)	$3,512

Denominator:
Weighted-average shares used in computing net income (loss) per share—Basic	214,638,272	368,427,532	212,998,263	309,353,304

Net income (loss) per share attributable to common stock—Basic	$(0.42)	$0.00	$(0.50)	$0.01

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Diluted EPS
Numerator:
Net income (loss) attributable to AppLovin	$(89,688)	$178	$(106,415)	$4,080
Less:
Income attributable to convertible preferred stock	—	—	—	(475)
Income attributable to options exercised via promissory notes	—	(1)	—	(47)
Income attributable to unvested early exercised options	—	—	—	(12)
Income attributable to unvested RSA’s	—	—	—	(7)

Net income (loss) attributable to common stock—Diluted	$(89,688)	$177	$(106,415)	$3,539

Denominator:
Weighted-average shares used in computing net income (loss) per share—Basic	214,638,272	368,427,532	212,998,263	309,353,304
Weighted-average dilutive stock options, RSUs, warrants and other convertible securities	—	15,897,253		18,073,488

Weighted-average shares used in computing net income (loss) per share—Diluted	214,638,272	384,324,785	212,998,263	327,426,792

Net income (loss) per share attributable to common stock—Diluted	$(0.42)	$0.00	$(0.50)	$0.01

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders for the years ended December 31, 2018, 2019 and 2020 (in thousands, except share and per share data):

	Year Ended December 31,
	2018	2019	2020
Basic EPS
Numerator:
Net income (loss)	$(259,995)	$119,040	$(125,187)
Less:
Income attributable to convertible preferred stock	—	(39,500)	—
Income attributable to options exercises by promissory notes	—	(1,088)	—
Income attributable to unvested early exercised options	—	(39)	—
Income attributable to unvested RSA’s	—	(2,037)	—

Net income (loss) attributable to common stock	$(259,995)	$76,376	$(125,187)

Denominator:
Weighted-average shares used in computing net income (loss) per share: Basic	189,533,630	210,937,147	214,936,545

Net income (loss) per share attributable to common stock: Basic	$(1.37)	$0.36	$(0.58)

Diluted EPS
Numerator:
Net income (loss)	$(259,995)	$119,040	$(125,187)
Less:
Income attributable to convertible preferred stock	—	(39,329)	—
Income attributable to options exercises by promissory notes	—	(1,083)	—
Income attributable to unvested early exercised options	—	(39)	—
Income attributable to unvested RSA’s	—	(2,028)	—

Net income (loss) attributable to common stock	$(259,995)	$76,561	$(125,187)

Denominator:
Weighted-average shares used in computing net income (loss) per share: Basic	189,533,630	210,937,147	214,936,545
Weighted-average dilutive stock options	—	1,428,282	—

Weighted-average shares used in computing net income (loss) per share: Diluted	189,533,630	212,365,429	214,936,545

Net income (loss) per share attributable to common stock: Diluted	$(1.37)	$0.36	$(0.58)

Summary of Antidilutive Potential Common Shares
The following table presents the forms of antidilutive potential common shares:

	As of September 30,
	2020	2021
Convertible preferred stock	109,090,908	—
Stock options exercised for promissory notes	7,862,499	2,884,999
Shares issuable upon conversion of Athena convertible security	—	334,946
Early exercised stock options	19,800	879,600
Unvested RSAs	1,908,687	242,316
Stock options	20,439,544	23,736
Unvested RSUs	—	2,828
ESPP	—	223,448

Total antidilutive potential common shares	139,321,438	4,591,873

The following table presents the forms of antidilutive potential common shares:

	Year Ended December 31,
	2019	2020
Convertible preferred stock	109,090,908	109,090,908
Options exercised for promissory notes	5,760,000	8,022,499
Early exercised options	11,337	19,800
Unvested RSAs	3,924,414	1,236,771
Options	7,439,700	20,754,985